Employee Benefits - Summary of Employee Benefits Provision (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes of employee benefits expense [abstract]
Retirement pay liability provision	₺ 301,459	₺ 222,164	₺ 160,613
Unused vacation provision	80,464	72,167
Total	₺ 381,923	₺ 294,331